Fair Value - Level 3 Fair Value Measurements (Details) $ in Thousands	Sep. 30, 2023 $ / shares USD ($)	Jun. 30, 2023 USD ($) $ / shares	May 13, 2023 $ / shares	Mar. 31, 2023 $ / shares USD ($)	Feb. 08, 2023	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
Stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input					9.91	5.21	3.15
Long-Term Debt, Measurement Input	4.67	6.83		3.88
Derivative Asset, Measurement Input	4.67	6.83		3.88
Stock price | Private placement warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	4.67	6.83		3.88	9.91
Stock price | Shortfall Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input			3.42	3.88
Exercise price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input						3.96	3.96
Exercise price | Private placement warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	11.50	11.50		11.50	11.50
Exercise price | Shortfall Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input			10.00	10.00
Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input					5.00	1.1	2.8
Derivative Asset, Measurement Input	2.36	2.61		2.86
Term | SAFE Warrant, Near Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input						5.0
Term | SAFE Warrant, Long Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input						5.0
Term | Private placement warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	4.36	4.61		4.86	5.00
Term | Shortfall Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input			4.87	5.0
Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input					0.700	0.734	0.706
Derivative Asset, Measurement Input	0.500	0.500		0.550
Expected volatility | SAFE Warrant, Near Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input						0.75
Expected volatility | SAFE Warrant, Long Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input						0.75
Expected volatility | Private placement warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0.525	0.325		0.450	0.020
Expected volatility | Shortfall Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input			0.540	0.680
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input					0.0382	0.0447	0.008
Derivative Asset, Measurement Input	0.0489	0.0459		0.0381
Risk-free interest rate | SAFE Warrant, Near Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input						0.0412
Risk-free interest rate | SAFE Warrant, Long Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input						0.0475
Risk-free interest rate | Private placement warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0.0466	0.0413		0.0360	0.0382
Risk-free interest rate | Shortfall Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input			0.0346	0.0359
Expected dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input					0	0	0
Derivative Asset, Measurement Input	0	0		0
Expected dividend yield | SAFE Warrant, Near Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input						0
Expected dividend yield | SAFE Warrant, Long Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input						0
Expected dividend yield | Private placement warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0	0		0	0
Expected dividend yield | Shortfall Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input			0	0
Probability weighting | SAFE Warrant, Near Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input						0.61
Probability weighting | SAFE Warrant, Long Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input						0.39
Probability weighting | Near Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives liability, measurement input						0.61
Probability weighting | Long-Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives liability, measurement input						0.39
Interest rate | SAFE Warrant, Near Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input						0.0399
Interest rate | SAFE Warrant, Long Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input						0.0399
Time to conversion | SAFE Warrant, Near Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input						0.1
Time to conversion | SAFE Warrant, Long Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input						0.8
Time to conversion | Near Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives liability, measurement input						0.1
Time to conversion | Long-Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives liability, measurement input						0.8
Liquidity price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-Term Debt, Measurement Input	10.00	10.00		10.00
Liquidity price | Near Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives liability, measurement input						1
Liquidity price | Long-Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives liability, measurement input						0.90
Discount rate | Near Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives liability, measurement input						0.247
Discount rate | Long-Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives liability, measurement input						0.247
Measurement Input, Initial Purchase Amount
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-Term Debt, Measurement Input | $	50,000	50,000		50,000